Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Current income tax	$ 306,115	$ 522,627
Deferred income tax (benefit) expense	(91,447)	(121,226)
Income tax expenses	$ 214,668	$ 401,401
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Current income tax			$ 1,428,438	$ 1,357,135	$ 1,119,640
Deferred income tax (benefit) expense			(966,395)	46,745	33,323
Income tax expenses			$ 462,043	$ 1,403,880	$ 1,152,963